Deferred Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Deferred Compensation [Abstract]
DEFERRED COMPENSATION

7. DEFERRED COMPENSATION

In 2020, the Company received consulting services from Biointelect Pty Ltd. of Australia (“Biointelect”) with a value of $100,000, which is payable contingent upon a future capital raise and is non-interest bearing. On May 5, 2022, the Company agreed to modify their contract with Biointelect. Previously, Biointelect potentially could earn $60,000 in deferred cash compensation and $400,000 in warrants in connection with a fundraise and other services provided. As the Company considered this compensation unlikely, it agreed to restructure by increasing the cash component to $100,000, tying $155,000 in equity compensation to an IPO or future qualifying transaction while leaving $245,000 in equity compensation with the original triggering events. As a result of the completion of the IPO and as required under the terms of the agreement with BioIntelect, the Company issued 29,245 shares of common stock to BioIntelect as deferred equity compensation and remitted payment in cash of $100,000 in full satisfaction of its obligations with respect to the services provided.

Also in 2020, the Company entered into an agreement with Latham Biopharma for contingent compensation. On June 17, 2022 the Company and Latham Biopharma agreed to convert the $57,198 of deferred compensation that was earned and due and $12,500 of accrued expenses into a 100% contingent deferred compensation amount of $38,900 in cash and $60,000 in common shares of the Company if, within the next five years the Company nets at least $10,000,000 in an IPO or any private financing that secures the retirement and/or conversion to equity of all secured debt excluding the loans advanced by the Small Business Administration. Then before the year ended December 31, 2022, the Company and Latham Biopharma initiated an agreement that converted the entire deferred compensation into 65,000 shares valued at $5 per share. As of December 31, 2022, the Company recognized a contingent liability related to the subsequent agreement of $325,000. On January 11, 2023, the Company issued 65,000 shares to Latham Biopharma in full satisfaction of its obligations with respect to the services provided.

7. deferred COMPENSATION

In 2020, the Company received consulting services from Biointelect Pty Ltd of Australia with a value of $100,000, which is payable contingent upon a future capital raise and is non-interest bearing. On May 5, 2022, the Company agreed to modify their contract with Biointelect Pty Ltd. Previously, Biointelect potentially could earn $60,000 in deferred cash compensation and $400,000 in warrants in connection with a fundraise and other services provided. As the Company considered this compensation unlikely, it agreed to restructure by increasing the cash component to $100,000, tying $155,000 in equity compensation to an IPO/future qualifying transaction while leaving $245,000 in equity compensation with the original triggering events. The Company took a deferred compensation charge for the $155,000 in equity compensation in Q2 of 2022.

Also in 2020, the Company entered into an agreement with Latham Biopharma for contingent compensation. As of June 17, 2022, $57,198 had been earned and was due ($54,743 was earned as of December 31, 2021). On June 17, 2022 the Company and Latham Biopharma agreed to convert the deferred compensation of $57,198 and $12,500 of accrued expense into a 100% contingent deferred compensation amount of $38,900 in cash and $60,000 in shares of the Company if within the next five years the Company nets at least $10,000,000 in an IPO or any private financing that secures the retirement and/or conversion to equity of all secured debt excluding the loans advanced by the Small Business Administration. Then before the end of the year the Company and Latham Biopharma initiated an agreement that converted the entire deferred compensation into 65,000 shares valued at $5 per share. The Company has taken a contingent deferred compensation charge of $226,100 in Q4 of 2022 to reflect this subsequent agreement.